Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Effective Tax Rate [Abstract]
U.S. statutory income tax rate, amount (in Dollars)					$ (301,000)
U.S. statutory income tax rate, percentage					21.00%	21.00%
State and local taxes, net of federal taxes, amount (in Dollars)
State and local taxes, net of federal taxes, percentage					0.00%	0.22%
Permanent difference, overaccruals,and non-deductible items						(0.82%)
Change in state rate, percentage						(7.53%)
Changes in Deferred tax valuation allowance, amount (in Dollars)					$ 154,000
Changes in Deferred tax valuation allowance, percentage					(10.70%)	(13.77%)
Nondeductible / non taxable items
Nondeductible/ nontaxable items, amount (in Dollars)					$ 31,000
Nondeductible/ nontaxable items, percentage					(2.20%)
Other Adjustments
Deferred Adjustment - Asset Write-Down Related to Transferable Credit, amount (in Dollars)					$ 115,000
Deferred Adjustment - Asset Write-Down Related to Transferable Credit, percentage					(8.00%)
True-up and Other, amount (in Dollars)					$ 1,000
True-up and Other, percentage					(0.10%)	0.90%
Sale of Transferable Credit, amount (in Dollars)					$ (131,000)
Sale of Transferable Credit, percentage					9.10%
Income tax expense, amount (in Dollars)	$ 18,000		$ 18,000		$ (131,000)
Income tax expense, percentage					9.10%	0.00%